Accounts Payable Trade and Other Accrued Liabilities (Details) - Schedule of accounts payable trade and other accrued liabilities - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable trade and other accrued liabilities [Abstract]
Trade accounts payable	$ 6,910,451	$ 5,347,325
Other accrued liabilities	898,404	1,266,512
Total accounts payable trade and other accrued liabilities	$ 7,808,855	$ 6,613,837